REVENUES	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$553	$143	$160	$28,944	$2,167	$31,967
Services transferred over a period of time	246	—	1,850	3,614	8,451	6,655	3	20,819
	$246	$—	$2,403	$3,757	$8,611	$35,599	$2,170	$52,786

FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$9	$1,193	$95	$225	$34,141	$2,384	$38,047
Services transferred over a period of time	271	—	2,640	3,715	6,108	8,006	12	20,752
	$271	$9	$3,833	$3,810	$6,333	$42,147	$2,396	$58,799

Disclosure of revenue	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$246	$—	$2,403	$3,757	$8,611	$35,599	$2,170	$52,786
Other revenue	—	872	6,448	328	683	1,562	73	9,966
	$246	$872	$8,851	$4,085	$9,294	$37,161	$2,243	$62,752

FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$271	$9	$3,833	$3,810	$6,333	$42,147	$2,396	$58,799
Other revenue	—	499	6,609	149	758	952	60	9,027
	$271	$508	$10,442	$3,959	$7,091	$43,099	$2,456	$67,826
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$553	$143	$160	$28,944	$2,167	$31,967
Services transferred over a period of time	246	—	1,850	3,614	8,451	6,655	3	20,819
	$246	$—	$2,403	$3,757	$8,611	$35,599	$2,170	$52,786

FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$9	$1,193	$95	$225	$34,141	$2,384	$38,047
Services transferred over a period of time	271	—	2,640	3,715	6,108	8,006	12	20,752
	$271	$9	$3,833	$3,810	$6,333	$42,147	$2,396	$58,799

Remaining Performance Obligation
Private Equity
In our construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order or letter of intent. As at December 31, 2020 our backlog of construction projects was approximately $5.6 billion (2019 – $7.0 billion), with an overall weighted-average remaining project life of approximately two years (2019 – two years).
In our Brazilian water and wastewater services business, our long-term, inflation-adjusted concession service contracts with various municipalities have an average remaining contract duration of 24 years as at December 31, 2020 (2019 – 24 years).
Others
In our asset management, infrastructure and renewable power businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.
c)    Lease Income
Our leases in which the company is a lessor are primarily operating in nature. Total lease income from our assets leased out on operating leases totaled $6.7 billion (2019 - $6.8 billion) including $75 million (2019 - $67 million) of income related to variable lease income that is not dependent on an index or rate.
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2020 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,738	$8,385	$6,661	$15,971	$35,755

	Payments Receivable by Period
AS AT DEC. 31, 2019 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,514	$8,239	$6,744	$15,875	$35,372